Bank Premises, Furniture, Fixtures and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating lease right-of-use ("ROU")	$ 544
Weighted average remaining lease term	2 years 4 months 24 days
Weighted average discount rate	1.23%
Depreciation expense	$ 1,064	$ 1,012	$ 899
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Operating lease right-of-use ("ROU")